Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,925,000	$ 1,023,000
Valuation allowance	(1,925,000)	(1,023,000)
Deferred tax assets